Inventory - Disclosure Of Inventory (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Raw materials	$ 3,446,596	$ 320,346	$ 25,057
Packaging and restaurant supplies	1,282,278	333,728	8,050
Finished goods	3,745,381	541,461	22,816
Inventories	$ 8,474,255	$ 1,195,535	$ 55,923